SHARE CAPITAL - Narrative (Details)			1 Months Ended	12 Months Ended
	May 30, 2023 CAD ($) $ / shares shares	May 30, 2023 USD ($) shares	May 15, 2024 CAD ($) shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 CAD ($)	May 30, 2023 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	6,900,000	6,900,000
Share price (in dollars per share) | (per share)	$ 55.04					$ 41
Proceeds from U.S. initial public offering, net of issuance fees	$ 379,797	$ 282,900		$ 362,072,000	$ 0
Payments for share issue costs	17,725	$ 13,203
Deferred tax	$ 4,260					$ 3,173
Shares available for purchase for cancellation (in shares)				8,044,818
Repurchase of common shares (in shares)				300
Payments to acquire or redeem entity's shares | $				$ 14,000	$ 21,071,000
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Repurchase of common shares (in shares)			1,020,887
Payments to acquire or redeem entity's shares | $			$ 44,986,000